UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Edward P. Garden
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Address:   280 Park Avenue, 41st Floor
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           New York, NY  10017
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Form 13F File Number:  28-11641
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward P. Garden
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Title:
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

        /s/EDWARD P. GARDEN       New York, New York              11/13/07
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          [Signature]             [City, State]                   [Date]

Report Type (Check only one.):

[    ] 13F HOLDINGS  REPORT.  (Check  here  if  all  holdings  of this reporting manager  are  reported  in  this  report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number        Name
          --------------------        ----

          28-11992                    Trian Partners General Partner, LLC

          28-12040                    Trian Fund Management GP, LLC

          28-12038                    Trian Partners Parallel Fund I
                                       General Partner, LLC

          28-12037                    Trian Partners Parallel Fund II
                                       General Partner, LLC